INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

(in thousands of $)	2016	2015
Cost	114,616	114,616
Accumulated amortization	(28,483)	(15,520)
Net book value	86,133	99,096

Schedule of Future Amortization Expense
The estimated future amortization of intangible assets as of December 31, 2016 is as follows:

Year Ending December 31, (in thousands of $)
2017	12,930
2018	12,930
2019	9,862
2020	9,135
2021	9,110
2022 and thereafter	32,166
Total	86,133